Short-Term and Long-Term Investments (Details) € in Millions, shares in Millions, $ in Millions			1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 24, 2014 USD ($) shares	Jun. 24, 2014 EUR (€) shares	Jul. 31, 2011 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 13, 2013 USD ($)	Nov. 13, 2013 EUR (€)	Jul. 15, 2011 shares
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost Basis						$ 353		$ 1,524
Available-for-sale Securities						328		1,579
Investments, Fair Value Disclosure						29		27
Proceeds from sales of available-for-sale investments						1,089		54	$ 16
Effect of exchange rate changes on cash and cash equivalents						14		21	$ (18)
Cetip [Member]
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost Basis								324
Available-for-sale Securities								379
Term Deposits [Member]
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost Basis								1,173
Available-for-sale Securities								1,173
Cetip [Member]
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost Basis						324
Available For Sale Investment Number Of Shares Acquired | shares												31.6
Available For Sale Investment Ownership Percentage												12.00%
Available-for-sale Securities						299
Investments, Fair Value Disclosure								379
Unrealized Loss on Securities						25
Mutual funds
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost Basis						29		27
Available-for-sale Securities						29		$ 27
NYSE Euronext [Member]
Gain (Loss) on Investments [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares	65.8	65.8
NYSE Euronext [Member] | Term Deposits [Member]
Gain (Loss) on Investments [Line Items]
Proceeds from sales of available-for-sale investments	$ 1,200	€ 969
NYSE Euronext [Member] | IPO [Member]
Gain (Loss) on Investments [Line Items]
Proceeds from sales of available-for-sale investments	$ 1,900	€ 1,400				2,100	€ 1,500
Sale of Stock, Number of Shares Issued in Transaction | shares	42.2	42.2
NYSE Euronext EUR Notes [Member]
Gain (Loss) on Investments [Line Items]
Unsecured Long-term Debt, Noncurrent										$ 1,100	€ 920
NYSE Euronext EUR Notes [Member]
Gain (Loss) on Investments [Line Items]
Debt Instrument, Periodic Payment, Interest				$ 60	€ 49
Cetip [Member]
Gain (Loss) on Investments [Line Items]
Payments to Acquire Available-for-sale Securities, Equity			$ 514
Investments, Fair Value Disclosure						324
Other than Temporary Impairment Losses, Investments						$ 190